BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 03, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 28, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 01, 2016
Translation and Remeasurement
Remeasurement Charges on Subsidiary Assets				$ 27	$ 372
Venezuelan subsidiary
Translation and Remeasurement
Official exchange rate set by government for nonessential goods (in bolivars per U.S.dollar)			6.3				10
SCIAD 1 Rate			10.8
SCIAD 2 Rate		49.9883	50.9		49.9883
Remeasurement Charges on Subsidiary Assets				27	$ 372
Accounts Receivable Write-Down				56	296
Impairment of Intangible Assets (Excluding Goodwill)				55	$ 18
Net Monetary Assets, Receivables and Intangible Assets				100
Cash and Cash equivalents				15
SIMADI Rate							203
Corporate
Translation and Remeasurement
Impairment of Intangible Assets (Excluding Goodwill)				$ 418
Corporate | Venezuelan subsidiary
Translation and Remeasurement
Remeasurement Charges on Subsidiary Assets	$ 27	$ 146	$ 226			$ 140